SEGMENT INFORMATION (Details)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segment
SEGMENT INFORMATION
Number of reportable segment | segment		1		1
Cartesian Growth Corporation III
SEGMENT INFORMATION
Number of reportable segment | segment		1		1
Cash	$ 0	$ 396,210		$ 624,163
Investments held in Trust Account	0	285,868,994		283,377,276
General and administrative costs	42,620	811,301	$ 20,449	1,158,207
Interest earned on investments held in Trust Account		2,491,718		7,377,276
Cartesian Growth Corporation III | Single reportable segment
SEGMENT INFORMATION
Cash		396,210		624,163
Investments held in Trust Account		285,868,994		283,377,276
General and administrative costs	$ 42,620	811,301	$ 20,449	1,158,207
Interest earned on investments held in Trust Account		$ 2,491,718		$ 7,377,276